ETC CABANA TARGET BETA ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Exchange-Traded Funds — 99.8%	Shares	Fair Value
Commodity — 22.6%
Goldman Sachs Physical Gold ETF(a)	138,255	$ 5,520,522
Pimco Commodity Strategy Active ETF	168,963	5,492,987
		11,013,509
Equity — 32.5%
Invesco Nasdaq 100 ETF	20,183	5,717,642
State Street Health Care Select Sector SPDR ETF	32,962	5,357,973
State Street Utilities Select Sector SPDR ETF	106,962	4,743,765
		15,819,380
Fixed Income — 35.7%
iShares 3-7 Year Treasury Bond ETF	37,440	4,361,011
iShares 7-10 Year Treasury Bond ETF	46,787	4,348,852
Vanguard Intermediate-Term Bond ETF	57,920	4,375,277
Vanguard Long-Term Bond ETF	64,891	4,281,508
		17,366,648
Specialty — 9.0%
Invesco DB US Dollar Index Bullish Fund	156,400	4,405,788

Total Exchange-Traded Funds (Cost $44,124,244)		48,605,325

Total Investments — 99.8%
(Cost $44,124,244)		48,605,325

Other Assets in Excess of Liabilities — 0.2%		119,940

Total Net Assets — 100.0%		$ 48,725,265

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.